RISK MANAGEMENT (Details 12) - Currency Risk [Member]	Dec. 31, 2017
CHILE | CLP | Scenarios for impact on financial trading instruments [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	8.10%
CHILE | CLP | Scenarios for impact on Available-for-Sale Assets(AFS) [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	(8.10%)
CHILE | CLP | Scenarios for impact on instruments measured at amortized cost [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	(8.10%)
CHILE | COP | Scenarios for impact on financial trading instruments [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	8.00%
CHILE | COP | Scenarios for impact on Available-for-Sale Assets(AFS) [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	8.00%
CHILE | COP | Scenarios for impact on instruments measured at amortized cost [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	8.00%
COLOMBIA | COP | Scenarios for impact on financial trading instruments [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	(8.40%)
COLOMBIA | COP | Scenarios for impact on Available-for-Sale Assets(AFS) [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	8.40%
COLOMBIA | COP | Scenarios for impact on instruments measured at amortized cost [Member]
Statement Line Items [Line Items]
Exchange Rate Scenarios	8.40%